Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (33.5%)

	Airlines (0.9%)

1,847,944	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$ 1,872,873

266,666	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	270,645

1,201,007	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,332,482

860,683	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	962,381

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

783,000	5.500%, 04/20/26	820,091

261,000	5.750%, 04/20/29	282,472

1,195,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,213,845

937,405	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,109,456

381,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	429,825

361,757	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	374,606

957,740	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	981,042

576,886	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	571,908

		10,221,626

	Communication Services (4.2%)

1,625,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,668,323

1,075,000	Ashtead Capital, Inc.* 4.000%, 05/01/28	1,136,651

783,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	795,458

765,000	Brink’s Company*^ 5.500%, 07/15/25	806,463

1,885,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	1,982,813

895,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	967,558

	CSC Holdings, LLC*

3,385,000	5.500%, 04/15/27^	3,544,433

2,300,000	5.750%, 01/15/30	2,401,798

1,630,000	5.375%, 02/01/28	1,725,909

1,600,000	4.625%, 12/01/30^	1,577,552

475,000	4.500%, 11/15/31	479,584

1,105,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	1,164,460

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

750,000	6.625%, 08/15/27	$ 301,538

585,000	5.375%, 08/15/26	340,353

130,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	134,525

3,624,000	Embarq Corp. 7.995%, 06/01/36	4,065,584

	Entercom Media Corp.*^

522,000	6.750%, 03/31/29	533,249

495,000	6.500%, 05/01/27	510,399

615,000	Frontier Florida, LLC& 6.860%, 02/01/28	674,489

1,555,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,692,711

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

905,000	3.500%, 03/01/29	906,738

270,000	5.250%, 12/01/27	283,802

290,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	324,945

	Intelsat Jackson Holdings, SA@

790,000	9.750%, 07/15/25*	447,037

510,000	5.500%, 08/01/23	281,489

1,700,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,818,286

583,136	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	577,573

1,240,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	1,276,617

	Netflix, Inc.

835,000	4.875%, 06/15/30*	1,007,603

525,000	4.875%, 04/15/28	614,297

	Scripps Escrow II, Inc.*

514,000	3.875%, 01/15/29	514,725

257,000	5.375%, 01/15/31^	257,200

1,450,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,502,215

514,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	535,999

	Sirius XM Radio, Inc.*

1,350,000	5.500%, 07/01/29^	1,480,802

1,350,000	4.625%, 07/15/24^	1,387,112

781,000	4.000%, 07/15/28	805,992

785,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	801,124

1,885,000	Sprint Capital Corp.^ 6.875%, 11/15/28	2,433,874

1,915,000	Sprint Corp. 7.125%, 06/15/24	2,205,352

805,000	Telecom Italia Capital, SA 6.000%, 09/30/34	925,951

1,450,000	United States Cellular Corp. 6.700%, 12/15/33	1,806,338

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

427,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	$ 4,590

		48,703,511

	Consumer Discretionary (5.2%)

1,090,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,181,451

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

780,000	6.625%, 01/15/28	832,868

652,000	4.625%, 08/01/29	654,282

307,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	320,186

1,350,000	Bally’s Corp.*^ 6.750%, 06/01/27	1,460,524

	Caesars Entertainment, Inc.*

512,000	8.125%, 07/01/27	564,163

512,000	6.250%, 07/01/25	541,128

1,610,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,623,588

	Carnival Corp.*

512,000	10.500%, 02/01/26^	587,034

257,000	7.625%, 03/01/26	272,823

1,219,000	Carriage Services, Inc.*^ 4.250%, 05/15/29	1,220,024

775,000	Carvana Company* 5.625%, 10/01/25	805,558

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,350,000	5.125%, 05/01/27	3,508,957

1,150,000	4.750%, 03/01/30	1,220,553

955,000	5.750%, 02/15/26	987,871

540,000	5.000%, 02/01/28	566,735

515,000	4.250%, 02/01/31	531,459

810,000	Cedar Fair, LP^ 5.250%, 07/15/29	825,212

	Century Communities, Inc.

1,350,000	6.750%, 06/01/27	1,444,378

800,000	5.875%, 07/15/25^	827,104

	DISH DBS Corp.^

828,000	7.750%, 07/01/26	946,570

650,000	7.375%, 07/01/28	704,074

782,000	Everi Holdings, Inc.* 5.000%, 07/15/29	800,479

645,000	Ford Motor Company 8.500%, 04/21/23	717,124

	Ford Motor Credit Company, LLC

1,650,000	4.000%, 11/13/30	1,747,911

1,400,000	4.063%, 11/01/24	1,487,010

1,250,000	4.134%, 08/04/25	1,339,650

1,225,000	3.664%, 09/08/24	1,285,380

500,000	4.389%, 01/08/26	542,785

	goeasy, Ltd.*

1,795,000	5.375%, 12/01/24	1,863,748

962,000	4.375%, 05/01/26	992,438

522,000	Goodyear Tire & Rubber Company*^ 5.000%, 07/15/29	550,449

513,000	Guitar Center, Inc.*& 8.500%, 01/15/26	548,479

PRINCIPAL AMOUNT		VALUE

	International Game Technology, PLC*

1,350,000	6.250%, 01/15/27	$ 1,535,503

325,000	5.250%, 01/15/29	347,185

200,000	4.125%, 04/15/26^	208,522

	L Brands, Inc.

1,369,000	6.694%, 01/15/27^	1,626,728

765,000	6.875%, 11/01/35	984,907

525,000	Liberty Interactive, LLC 8.500%, 07/15/29	602,863

783,000	Life Time, Inc.*^ 8.000%, 04/15/26	820,819

	M/I Homes, Inc.

1,415,000	5.625%, 08/01/25	1,457,209

780,000	4.950%, 02/01/28	822,970

	Macy’s Retail Holdings, LLC

520,000	6.700%, 07/15/34*	553,368

265,000	5.125%, 01/15/42^	242,721

512,000	Macy’s, Inc.* 8.375%, 06/15/25	558,618

	Mattel, Inc.*

1,350,000	5.875%, 12/15/27	1,478,574

128,000	3.750%, 04/01/29^	135,117

	Mclaren Finance, PLC*

1,255,000	5.750%, 08/01/22	1,255,000

800,000	7.500%, 08/01/26	813,584

1,200,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,211,040

783,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	815,581

1,004,000	Newell Brands, Inc. 4.700%, 04/01/26	1,119,862

519,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	511,817

2,564,000	Rite Aid Corp.* 8.000%, 11/15/26	2,576,897

	Royal Caribbean Cruises, Ltd.*

515,000	11.500%, 06/01/25	590,066

257,000	10.875%, 06/01/23	292,122

1,215,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	1,230,297

1,350,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,381,253

810,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	917,074

262,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	304,106

1,215,000	Vista Outdoor, Inc.*^ 4.500%, 03/15/29	1,240,333

1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,038,134

258,000	Williams Scotsman International, Inc.*^ 4.625%, 08/15/28	267,007

		60,441,272

	Consumer Staples (1.6%)

1,191,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,218,464

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Edgewell Personal Care Company*^

783,000	4.125%, 04/01/29	$ 788,551

513,000	5.500%, 06/01/28	543,683

1,185,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	1,191,920

720,000	Fresh Market, Inc.* 9.750%, 05/01/23	742,234

1,295,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,425,044

429,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	483,719

	Kraft Heinz Foods Company

1,585,000	4.375%, 06/01/46	1,825,571

259,000	4.250%, 03/01/31^	298,617

259,000	3.875%, 05/15/27	286,923

672,000	New Albertsons, LP 7.750%, 06/15/26	772,027

1,043,000	Performance Food Group, Inc.*^ 4.250%, 08/01/29	1,061,451

1,525,000	Pilgrim’s Pride Corp.*^ 5.875%, 09/30/27	1,632,726

	Post Holdings, Inc.*^

1,350,000	5.750%, 03/01/27	1,408,050

748,000	4.625%, 04/15/30	762,766

986,000	Prestige Brands, Inc.* 3.750%, 04/01/31	978,930

1,130,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,221,914

	Vector Group, Ltd.*

1,625,000	5.750%, 02/01/29	1,655,972

630,000	10.500%, 11/01/26	670,421

		18,968,983

	Energy (3.1%)

	Antero Resources Corp.*^

393,000	7.625%, 02/01/29	430,807

261,000	5.375%, 03/01/30	265,787

	Apache Corp.

1,037,000	5.100%, 09/01/40^	1,113,365

582,000	4.875%, 11/15/27	626,849

518,000	4.625%, 11/15/25	557,409

57,941	Bonanza Creek Energy, Inc. 7.500%, 04/30/26	58,450

	Buckeye Partners, LP

810,000	3.950%, 12/01/26^	823,503

545,000	5.850%, 11/15/43	554,799

649,000	ChampionX Corp. 6.375%, 05/01/26	679,827

	Cheniere Energy Partners, LP

1,040,000	5.625%, 10/01/26	1,075,630

263,000	4.000%, 03/01/31*	278,443

520,000	Cheniere Energy, Inc. 4.625%, 10/15/28	549,526

	Continental Resources Inc.^

1,035,000	3.800%, 06/01/24	1,086,822

780,000	4.375%, 01/15/28	871,861

1,590,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,496,397

PRINCIPAL AMOUNT		VALUE

13,501	Diamond Foreign Asset Company / Diamond Finance, LLC 13.000%, 04/22/27 13.000% PIK rate	$ 13,543

548,000	DT Midstream, Inc.* 4.125%, 06/15/29	562,467

	Energy Transfer, LP‡

1,520,000	3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,254,426

764,000	6.500%, 11/15/26 5 year CMT + 5.69%	782,519

	EnLink Midstream Partners, LP

1,300,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	1,007,019

1,125,000	4.850%, 07/15/26	1,177,594

	EQT Corp.

600,000	7.500%, 02/01/30	788,874

430,000	6.625%, 02/01/25	497,394

250,000	5.000%, 01/15/29	282,800

1,017,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	1,005,243

	Gulfport Energy Operating Corp.

1,015,000	6.375%, 05/15/25@	43,137

296,997	8.000%, 05/17/26^	318,152

	Laredo Petroleum, Inc.

875,000	10.125%, 01/15/28^	927,404

250,000	7.750%, 07/31/29*	242,130

1,145,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,174,094

	Moss Creek Resources Holdings, Inc.*

540,000	10.500%, 05/15/27^	519,032

495,000	7.500%, 01/15/26	448,356

528,000	Murphy Oil Corp. 6.375%, 07/15/28	559,284

	New Fortress Energy, Inc.*

522,000	6.500%, 09/30/26	528,207

521,000	6.750%, 09/15/25	532,160

485,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	292,048

260,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	272,064

	Occidental Petroleum Corp.

3,165,000	4.300%, 08/15/39	3,142,212

2,335,000	2.900%, 08/15/24^	2,354,194

520,000	5.875%, 09/01/25^	576,924

250,000	Ovintiv, Inc.^ 6.500%, 08/15/34	333,985

507,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	503,780

810,000	Parkland Corp. / Canada* 5.875%, 07/15/27	864,626

1,040,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	932,641

385,000	Range Resources Corp.*^ 8.250%, 01/15/29	426,765

584,000	Transocean, Inc.*^ 11.500%, 01/30/27	581,810

	Venture Global Calcasieu Pass, LLC*

260,000	4.125%, 08/15/31	268,216

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

260,000	3.875%, 08/15/29	$ 265,798

520,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	543,520

550,000	Viper Energy Partners, LP* 5.375%, 11/01/27	577,098

725,000	W&T Offshore, Inc.* 9.750%, 11/01/23	698,262

496,000	Weatherford International, Ltd.* 11.000%, 12/01/24	513,911

		36,281,164

	Financials (6.5%)

	Acrisure, LLC / Acrisure Finance, Inc.*

2,657,000	7.000%, 11/15/25^	2,703,843

1,566,000	6.000%, 08/01/29	1,567,175

782,000	Aethon United BR, LP / Aethon United Finance Corp.*^ 8.250%, 02/15/26	837,819

1,081,000	AG Issuer, LLC*^

	6.250%, 03/01/28	1,136,899

2,250,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,353,185

	Ally Financial, Inc.

918,000	4.700%, 05/15/26^‡ 5 year CMT + 3.87%	964,800

844,000	8.000%, 11/01/31^	1,230,484

480,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	500,030

1,040,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,062,100

2,385,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,430,983

1,146,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	1,220,616

1,044,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,064,316

2,937,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	3,057,828

	Credit Acceptance Corp.^

1,335,000	6.625%, 03/15/26	1,412,644

1,045,000	5.125%, 12/31/24*	1,081,136

320,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	344,115

1,350,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,400,234

1,087,000	Enact Holdings, Inc.*^ 6.500%, 08/15/25	1,180,406

1,503,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,492,870

1,688,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,730,419

4,580,000	HUB International, Ltd.* 7.000%, 05/01/26	4,750,926

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,285,000	5.250%, 05/15/27	1,353,503

781,000	4.375%, 02/01/29	791,575

PRINCIPAL AMOUNT		VALUE

2,090,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	$ 1,769,916

2,390,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,507,014

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

2,640,000	5.000%, 08/15/28	2,704,178

2,175,000	6.250%, 06/03/26	2,344,976

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,029,000	5.250%, 10/01/25	2,062,783

522,000	4.750%, 06/15/29	520,382

1,221,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,213,381

	Level 3 Financing, Inc.

1,125,000	5.375%, 05/01/25^	1,151,359

1,080,000	4.250%, 07/01/28*	1,101,481

	LPL Holdings, Inc.*

1,299,000	4.000%, 03/15/29	1,321,200

391,000	4.375%, 05/15/31	401,334

2,250,000	MetLife, Inc.^ 6.400%, 12/15/66	2,885,467

	Navient Corp.

2,298,000	5.000%, 03/15/27	2,397,871

1,200,000	4.875%, 03/15/28^	1,211,496

	OneMain Finance Corp.

1,350,000	7.125%, 03/15/26	1,590,705

1,000,000	6.875%, 03/15/25	1,136,810

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

614,000	7.500%, 06/01/25	665,975

517,000	5.875%, 10/01/28	551,939

651,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	669,137

1,200,000	Prospect Capital Corp.µ 3.706%, 01/22/26	1,246,584

475,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	478,767

1,350,000	Radian Group, Inc.^ 4.875%, 03/15/27	1,468,301

1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,213,680

783,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	794,275

625,000	SLM Corp. 4.200%, 10/29/25	677,294

1,300,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	1,379,716

1,047,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,138,455

	United Wholesale Mortgage, LLC*

771,000	5.500%, 11/15/25	795,325

522,000	5.500%, 04/15/29	520,006

1,041,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	1,073,021

	XHR, LP*

1,091,000	6.375%, 08/15/25	1,163,857

522,000	4.875%, 06/01/29	534,685

		76,359,276

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (3.0%)

520,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	$ 547,368

2,935,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,179,075

	Bausch Health Companies, Inc.*

1,460,000	5.250%, 02/15/31^	1,369,611

1,150,000	5.000%, 01/30/28^	1,100,769

444,000	5.000%, 02/15/29	419,913

	Centene Corp.

1,080,000	4.250%, 12/15/27	1,139,173

514,000	3.000%, 10/15/30	535,043

523,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	536,629

	CHS/Community Health Systems, Inc.*

2,075,000	6.125%, 04/01/30	2,105,129

1,180,000	8.000%, 03/15/26^	1,265,762

594,000	6.875%, 04/15/29^	625,951

	DaVita, Inc.*

1,561,000	4.625%, 06/01/30^	1,614,168

770,000	3.750%, 02/15/31	749,749

	Encompass Health Corp.

525,000	4.750%, 02/01/30	563,194

525,000	4.500%, 02/01/28	546,992

1,234,000	HCA, Inc. 7.500%, 11/06/33	1,764,065

340,000	Jazz Securities DAC* 4.375%, 01/15/29	355,004

1,785,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	1,188,989

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

1,900,000	5.125%, 04/30/31	1,959,470

450,000	4.125%, 04/30/28	462,101

1,103,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	1,029,904

	Tenet Healthcare Corp.

2,465,000	6.250%, 02/01/27*	2,570,995

1,475,000	4.625%, 07/15/24	1,496,432

1,420,000	6.875%, 11/15/31^	1,628,555

1,350,000	4.875%, 01/01/26*	1,399,748

	Teva Pharmaceutical Finance Netherlands III, BV

2,320,000	2.800%, 07/21/23	2,301,834

2,105,000	6.000%, 04/15/24	2,215,091

		34,670,714

	Industrials (5.2%)

1,035,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,146,138

1,200,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,200,612

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,303,000	4.875%, 02/15/30	1,411,553

1,300,000	4.625%, 01/15/27	1,375,881

514,000	3.500%, 03/15/29^	519,531

	Allison Transmission, Inc.*

900,000	4.750%, 10/01/27	940,491

255,000	3.750%, 01/30/31	255,242

PRINCIPAL AMOUNT		VALUE

260,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	$ 263,500

260,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	231,761

587,000	Arcosa, Inc.* 4.375%, 04/15/29	601,757

2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,798,771

540,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	594,788

952,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	955,313

1,044,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,070,351

	Cascades, Inc. / Cascades USA, Inc.*

810,000	5.125%, 01/15/26^	858,543

540,000	5.375%, 01/15/28	569,149

	Delta Air Lines, Inc.

257,000	7.375%, 01/15/26	302,851

257,000	3.800%, 04/19/23^	265,561

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

257,000	4.750%, 10/20/28	288,074

128,000	4.500%, 10/20/25µ	137,882

782,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	759,330

500,000	EnerSys* 4.375%, 12/15/27	523,805

1,200,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,218,012

518,000	GFL Environmental, Inc.* 3.750%, 08/01/25	533,649

	Golden Nugget, Inc.*

790,000	6.750%, 10/15/24	792,891

540,000	8.750%, 10/01/25^	569,479

582,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	623,147

535,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	597,798

	Graphic Packaging International, LLC*

675,000	4.750%, 07/15/27	732,483

484,000	3.500%, 03/01/29	482,746

261,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	269,519

2,438,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,421,251

587,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	599,574

1,350,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,418,931

	Howmet Aerospace, Inc.

1,550,000	5.125%, 10/01/24^	1,708,379

446,000	6.875%, 05/01/25	519,345

1,319,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,345,591

522,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	566,161

1,174,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,210,629

515,000	MasTec, Inc.*^ 4.500%, 08/15/28	543,495

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

673,000	Meritor, Inc.* 4.500%, 12/15/28	$ 689,192

650,000	Moog, Inc.* 4.250%, 12/15/27	671,515

1,415,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,440,272

1,040,000	Novelis Corp.* 4.750%, 01/30/30	1,109,014

1,210,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	1,231,393

	Patrick Industries, Inc.*

535,000	7.500%, 10/15/27	582,182

522,000	4.750%, 05/01/29	533,093

1,260,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,368,184

256,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	271,596

1,040,000	QVC, Inc. 4.375%, 09/01/28	1,069,338

1,200,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	1,200,264

805,000	Scientific Games International, Inc.* 5.000%, 10/15/25	828,071

496,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	523,513

400,000	Sensata Technologies, BV* 4.000%, 04/15/29	411,740

519,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	524,195

	Sinclair Television Group, Inc.*

515,000	5.500%, 03/01/30^	517,323

514,000	4.125%, 12/01/30	498,986

	Standard Industries, Inc.*

1,030,000	5.000%, 02/15/27	1,067,152

256,000	4.375%, 07/15/30^	263,478

	Station Casinos, LLC*

2,125,000	4.500%, 02/15/28^	2,145,294

709,000	5.000%, 10/01/25	718,876

513,000	Stericycle, Inc.* 3.875%, 01/15/29	520,710

779,000	STL Holding Company, LLC* 7.500%, 02/15/26	822,071

1,400,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,479,422

	TransDigm, Inc.

1,360,000	6.250%, 03/15/26*	1,429,047

815,000	7.500%, 03/15/27	864,682

522,000	Tronox, Inc.* 4.625%, 03/15/29	531,788

	United Rentals North America, Inc.

520,000	3.750%, 01/15/32	520,000

465,000	5.875%, 09/15/26	480,945

258,000	3.875%, 02/15/31^	265,841

655,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	669,043

	WESCO Distribution, Inc.*

520,000	7.125%, 06/15/25^	560,903

260,000	7.250%, 06/15/28	289,877

PRINCIPAL AMOUNT		VALUE

1,350,000	XPO Logistics, Inc.* 6.750%, 08/15/24	$ 1,401,610

		60,724,574

	Information Technology (1.4%)

521,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	537,396

540,000	CDK Global, Inc.* 5.250%, 05/15/29	588,805

1,136,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,154,403

	Dell International, LLC / EMC Corp.

1,265,000	6.020%, 06/15/26µ	1,522,984

825,000	6.100%, 07/15/27	1,020,682

500,000	5.850%, 07/15/25µ	587,840

520,000	Fair Isaac Corp.* 4.000%, 06/15/28	544,118

1,130,000	KBR, Inc.* 4.750%, 09/30/28	1,150,238

1,130,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	1,099,151

522,000	NCR Corp.* 5.125%, 04/15/29	544,034

1,193,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	1,204,990

771,000	ON Semiconductor Corp.* 3.875%, 09/01/28	803,343

780,000	Open Text Corp.* 3.875%, 02/15/28	807,394

523,000	Playtika Holding Corp.* 4.250%, 03/15/29	522,184

715,000	PTC, Inc.* 4.000%, 02/15/28	740,933

1,200,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	1,208,988

	Twilio, Inc.

725,000	3.625%, 03/15/29	745,735

259,000	3.875%, 03/15/31	271,025

1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,202,328

		16,256,571

	Materials (1.6%)

	Alcoa Nederland Holding, BV*

1,730,000	7.000%, 09/30/26	1,806,708

600,000	4.125%, 03/31/29^	631,566

500,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	525,750

805,000	ArcelorMittal, SA 7.250%, 10/15/39	1,176,419

445,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	459,093

1,640,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	1,659,467

700,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	713,524

	Freeport-McMoRan, Inc.

700,000	5.000%, 09/01/27^	739,711

520,000	5.450%, 03/15/43	668,554

460,000	5.400%, 11/14/34^	584,807

770,000	HB Fuller Company 4.250%, 10/15/28	788,834

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,043,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	$ 1,068,356

800,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	843,856

	Kaiser Aluminum Corp.*

555,000	4.625%, 03/01/28^	580,280

130,000	4.500%, 06/01/31	135,344

848,000	Mercer International, Inc.^ 5.125%, 02/01/29	865,961

	New Gold, Inc.*

323,000	6.375%, 05/15/25	333,423

250,000	7.500%, 07/15/27^	270,225

1,120,000	OCI, NV* 4.625%, 10/15/25	1,163,232

517,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	560,780

519,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	313,621

1,194,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,240,757

521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	531,759

807,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	846,551

516,000	Valvoline, Inc.* 3.625%, 06/15/31	514,390

		19,022,968

	Real Estate (0.4%)

834,000	EPR Properties^ 3.750%, 08/15/29	847,019
	Forestar Group, Inc.*

750,000	5.000%, 03/01/28	781,793

256,000	3.850%, 05/15/26	259,901

776,000	iStar, Inc. 5.500%, 02/15/26	814,707

	Service Properties Trust

1,350,000	4.350%, 10/01/24	1,362,622

485,000	5.250%, 02/15/26	490,936

		4,556,978

	Utilities (0.4%)

780,000	Calpine Corp.* 4.500%, 02/15/28	805,124

520,000	NRG Energy, Inc. 6.625%, 01/15/27	538,912

1,569,000	PPL Capital Funding, Inc.^‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,538,452

	Talen Energy Supply, LLC*

540,000	10.500%, 01/15/26	372,767

270,000	7.250%, 05/15/27^	246,502

1,300,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,407,666

		4,909,423

	TOTAL CORPORATE BONDS (Cost $374,533,793)	391,117,060

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (89.1%)

	Communication Services (10.3%)

4,032,000	Eventbrite, Inc.*µ 0.750%, 09/15/26	$3,813,062

	Liberty Media Corp.

10,000,000	0.500%, 12/01/50*	11,074,200

9,499,000	1.375%, 10/15/23	12,630,725

4,750,000	Liberty Media Corp. / Liberty Formula Oneµ 1.000%, 01/30/23	6,291,185

5,750,000	Match Group Financeco 3, Inc.*~ 2.000%, 01/15/30	11,604,133

5,000,000	Sea, Ltd. 2.375%, 12/01/25	15,542,800

	Snap, Inc.

12,750,000	0.000%, 05/01/27*	14,677,800

6,000,000	0.750%, 08/01/26	19,643,100

10,000,000	Twitter, Inc.^ 0.250%, 06/15/24	13,867,300

8,100,000	Zynga, Inc. 0.250%, 06/01/24	10,824,597

		119,968,902

	Consumer Discretionary (25.6%)

6,250,000	Airbnb, Inc.*µ 0.000%, 03/15/26	5,858,000

10,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	14,116,000

7,000,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	11,453,890

6,000,000	Cheesecake Factory, Inc. 0.375%, 06/15/26	5,628,600

9,250,000	Chegg, Inc.* 0.000%, 09/01/26	10,030,423

2,750,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	8,461,640

	DISH Network Corp.µ

5,750,000	0.000%, 12/15/25*	6,729,800

1,968,000	2.375%, 03/15/24	1,907,051

12,500,000	DraftKings, Inc.*µ 0.000%, 03/15/28	10,973,000

14,000,000	Etsy, Inc.*^~ 0.125%, 09/01/27	16,874,200

4,672,000	Expedia Group, Inc.*^ 0.000%, 02/15/26	5,023,428

12,500,000	Ford Motor Company*µ 0.000%, 03/15/26	13,394,375

6,000,000	LCI Industries*µ 1.125%, 05/15/26	6,470,640

	Liberty Interactive, LLC

1,010,000	4.000%, 11/15/29µ	778,336

675,000	3.750%, 02/15/30~	520,722

4,598,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	4,648,026

12,250,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	13,098,068

	NCL Corp., Ltd.

4,642,000	5.375%, 08/01/25*	7,346,151

3,500,000	6.000%, 05/15/24	6,866,055

480,000	Peloton Interactive, Inc.* 0.000%, 02/15/26	454,210

5,000,000	RH^~ 0.000%, 09/15/24	15,639,550

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

16,750,000	Royal Caribbean Cruises, Ltd.^ 4.250%, 06/15/23	$ 21,582,375

6,250,000	Shake Shack, Inc.* 0.000%, 03/01/28	5,856,938

4,790,000	Tesla, Inc.~ 2.000%, 05/15/24	53,084,935

4,000,000	Under Armour, Inc. 1.500%, 06/01/24	7,467,160

16,250,000	Vail Resorts, Inc.*^ 0.000%, 01/01/26	16,407,787

6,000,000	Vroom, Inc.* 0.750%, 07/01/26	5,837,160

13,750,000	Wayfair, Inc.* 0.625%, 10/01/25	13,357,987

6,500,000	Winnebago Industries, Inc. 1.500%, 04/01/25	8,601,580

		298,468,087

	Consumer Staples (0.5%)

6,500,000	Beyond Meat, Inc.* 0.000%, 03/15/27	5,988,970

	Energy (1.0%)

7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	11,401,722

	SunEdison, Inc.@

10,545,000	0.250%, 01/15/20	163,131

1,027,000	2.000%, 10/01/18	15,888

		11,580,741

	Financials (1.0%)

6,000,000	Coinbase Global, Inc.* 0.500%, 06/01/26	6,058,020

6,000,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	6,077,760

		12,135,780

	Health Care (14.6%)

6,250,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	5,711,687

3,000,000	CONMED Corp.^ 2.625%, 02/01/24	4,855,710

15,500,000	Dexcom, Inc. 0.250%, 11/15/25	17,674,805

2,599,000	Envista Holdings Corp.µ 2.375%, 06/01/25	5,544,005

10,000,000	Exact Sciences Corp.µ 0.375%, 03/15/27	12,090,300

6,500,000	Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	5,955,105

15,000,000	Insulet Corp.µ^ 0.375%, 09/01/26	20,776,200

9,750,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	11,100,180

10,905,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	14,137,787

11,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	11,086,987

4,250,000	NuVasive, Inc. 0.375%, 03/15/25	4,136,483

6,000,000	Oak Street Health, Inc.* 0.000%, 03/15/26	6,354,360

PRINCIPAL AMOUNT		VALUE

9,500,000	Omnicell, Inc.* 0.250%, 09/15/25	$ 14,964,495

8,750,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	9,628,325

7,085,000	Repligen Corp. 0.375%, 07/15/24	15,325,351

1,840,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,257,294

7,500,000	Teladoc Health, Inc.^ 1.250%, 06/01/27	8,078,775

		169,677,849

	Industrials (6.7%)

3,750,000	Air Canadaµ 4.000%, 07/01/25	5,722,313

4,250,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,420,680

4,150,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	5,238,711

12,500,000	JetBlue Airways Corp.*^ 0.500%, 04/01/26	12,363,125

6,000,000	John Bean Technologies Corp.*µ 0.250%, 05/15/26	6,470,340

4,750,000	Middleby Corp.* 1.000%, 09/01/25	7,430,282

10,750,000	Southwest Airlines Company~ 1.250%, 05/01/25	15,794,975

21,750,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	21,245,182

		78,685,608

	Information Technology (27.2%)

10,000,000	Bentley Systems, Inc.* 0.125%, 01/15/26	11,541,700

5,755,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	8,365,008

15,500,000	Coupa Software, Inc. 0.375%, 06/15/26	16,641,885

8,000,000	Datadog, Inc. 0.125%, 06/15/25	11,101,040

	Enphase Energy, Inc.*µ

6,500,000	0.000%, 03/01/26	6,552,845

6,500,000	0.000%, 03/01/28	6,592,690

2,750,000	Everbridge, Inc.µ 0.125%, 12/15/24	3,845,023

4,000,000	Five9, Inc.µ^ 0.500%, 06/01/25	6,469,440

5,250,000	LivePerson, Inc.* 0.000%, 12/15/26	5,684,280

21,511,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	23,607,677

6,500,000	MicroStrategy, Inc.* 0.000%, 02/15/27	4,817,670

7,500,000	MongoDB, Inc. 0.250%, 01/15/26	13,552,275

6,250,000	Nova, Ltd.* 0.000%, 10/15/25	8,829,312

	Okta, Inc.

8,000,000	0.125%, 09/01/25^	11,674,080

4,250,000	0.375%, 06/15/26	5,361,120

12,000,000	ON Semiconductor Corp.*^ 0.000%, 05/01/27	12,770,400

9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	14,679,590

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,250,000	Q2 Holdings, Inc. 0.750%, 06/01/26	$ 2,962,328

12,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	12,202,715

9,000,000	RingCentral, Inc. 0.000%, 03/01/25	9,518,580

15,000,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	19,516,650

1,981,000	Shopify, Inc.^ 0.125%, 11/01/25	2,612,087

8,500,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	11,544,190

12,750,000	Splunk, Inc. 1.125%, 06/15/27	12,497,295

	Square, Inc.*^

10,000,000	0.250%, 11/01/27	11,799,500

10,000,000	0.000%, 05/01/26	11,377,000

6,250,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	7,149,000

8,750,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	9,562,000

5,750,000	Workday, Inc. 0.250%, 10/01/22	9,309,537

8,500,000	Zendesk, Inc. 0.625%, 06/15/25	11,584,905

7,952,000	Zscaler, Inc. 0.125%, 07/01/25	13,286,997

		317,008,819

	Materials (1.3%)

6,000,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	7,506,060

6,858,000	MP Materials Corp.* 0.250%, 04/01/26	7,426,871

		14,932,931

	Real Estate (0.9%)

4,000,000	IH Merger Sub, LLCµ 3.500%, 01/15/22	7,156,040

3,199,000	Redfin Corp.* 0.000%, 10/15/25	3,469,220

		10,625,260

	TOTAL CONVERTIBLE BONDS (Cost $825,708,250)	1,039,072,947

BANK LOANS (4.8%) ¡

	Airlines (0.2%)

880,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	906,070

1,296,750	United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	1,300,725

		2,206,795

	Communication Services (1.2%)

1,277,250	Clear Channel Outdoor Holdings, Inc.‡ 3.629%, 08/21/26 3 mo. LIBOR + 3.50%	1,242,260

810,563	CommScope, Inc. ‡ 3.342%, 04/06/26 1 mo. LIBOR + 3.25%	803,977

PRINCIPAL AMOUNT		VALUE

671,164	Consolidated Communications, Inc.‡ 4.250%, 10/02/27 1 mo. LIBOR + 3.50%	$ 669,738

540,396	CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	534,508

2,930,000	DIRECTV Financing, LLC! 0.000%, 07/21/27	2,927,817

1,620,938	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	1,622,972

800,000	Frontier Communications Corp.! 0.000%, 05/01/28	801,004

931,452	iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	920,391

2,444,090	Intelsat Jackson Holdings, SA@ 8.625%, 01/02/24	2,493,411

2,000,000	Intelsat Jackson Holdings, SA‡@ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	2,042,140

		14,058,218

	Consumer Discretionary (1.0%)

520,000	At Home Group, Inc.! 0.000%, 06/24/28	520,650

260,000	At Home Group, Inc.‡ 4.750%, 06/24/28 3 mo. LIBOR + 4.25%	260,325

995,000	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	995,627

1,562,040	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	1,596,865

1,830,413	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	1,824,546

2,110,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	2,111,846

789,222	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	793,168

430,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	432,150

956,300	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	946,441

263,200	TKC Holdings, Inc.! 0.000%, 05/15/28	260,486

1,855,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	1,853,266

		11,595,370

	Consumer Staples (0.0%)

198,044	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	197,673

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Energy (0.1%)

1,114,474	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	$ 1,108,907

	Financials (0.2%)

2,100,000	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	2,105,250

286,729	Level 3 Financing, Inc.‡ 1.842%, 03/01/27 1 mo. LIBOR + 1.75%	281,084

		2,386,334

	Health Care (0.9%)

2,532,032	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,454,096

1,123,437	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	1,099,986

1,423,956	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	1,420,404

504,343	Icon Luxembourg Sarl! 0.000%, 07/03/28	503,891

392,267	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.25%	391,915

125,657	Icon Luxembourg Sarl! 0.000%, 07/03/28	125,545

97,733	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.25%	97,646

1,044,684	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	1,018,353

1,225,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	1,228,828

2,382,144	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,311,799

		10,652,463

	Industrials (0.7%)

520,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	517,442

650,000	Air Canada! 0.000%, 07/28/28	651,898

1,672,380	Berry Global, Inc.‡ 1.850%, 07/01/26 1 mo. LIBOR + 1.75%	1,654,761

1,053,300	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	1,055,933

1,056,665	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	1,049,068

PRINCIPAL AMOUNT		VALUE

800,921	Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	$ 800,921

569,422	RegionalCare Hospital Partners Holdings, Inc.‡ 3.842%, 11/16/25 1 mo. LIBOR + 3.75%	565,314

1,698,664	Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	1,675,902

268,823	TransDigm, Inc.‡ 2.342%, 12/09/25 1 mo. LIBOR + 2.25%	264,430

		8,235,669

	Information Technology (0.4%)

660,000	AP Core Holdings II, LLC! 0.000%, 07/21/27	657,941

1,086,174	Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	1,078,511

1,280,500	Camelot U.S. Acquisition 1 Company‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	1,269,776

701,475	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	702,243

1,110,978	VFH Parent, LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	1,104,429

		4,812,900

	Materials (0.1%)

765,313	Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	764,834

	TOTAL BANK LOANS (Cost $56,182,846)	56,019,163

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.4%)

	Communication Services (0.9%)

8,500	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	10,755,305

	Consumer Discretionary (1.4%)

86,550	Aptiv, PLCµ 5.500%, 06/15/23	16,250,628

	Energy (0.0%)

28	Gulfport Energy Operating Corp. 10.000%, 08/30/21 15.00% PIK rate	137,900

	Financials (1.3%)

5,000	Bank of America Corp.‡‡ 7.250%	7,397,750

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

91,925	KKR & Company, Inc.^ 6.000%, 09/15/23	$ 7,633,452

		15,031,202

	Health Care (3.8%)

124,785	Avantor, Inc.µ 6.250%, 05/15/22	14,431,385

78,100	Boston Scientific Corp. 5.500%, 06/01/23	9,595,366

9,990	Danaher Corp. 4.750%, 04/15/22	19,907,573

		43,934,324

	Industrials (0.8%)

80,725	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	9,525,550

	Information Technology (2.2%)

16,850	Broadcom, Inc. 8.000%, 09/30/22	26,022,129

	Utilities (4.0%)

61,810	AES Corp.^ 6.875%, 02/15/24	6,266,298

166,630	Dominion Energy, Inc.µ 7.250%, 06/01/22	16,618,010

	NextEra Energy, Inc.

194,315	6.219%, 09/01/23	10,083,005

151,240	4.872%, 09/01/22	8,888,375

85,265	5.279%, 03/01/23~	4,377,505

		46,233,193

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $133,628,254)	167,890,231

COMMON STOCKS (0.7%)

	Communication Services (0.0%)

7,495	Cumulus Media, Inc. - Class A#	88,366

16,790	Lumen Technologies, Inc.^	209,371

		297,737

	Energy (0.7%)

5,396	Bonanza Creek Energy, Inc.^	207,584

42,604	Calfrac Well Services, Ltd.#	123,126

10,051	Chaparral Energy, Inc. - Class A#	381,938

3,089	Chesapeake Energy Corp.	166,960

2,010	Chevron Corp.^	204,638

4,868	Denbury, Inc.^#	319,876

25,342	Diamond Offshore Drilling, Inc.#	150,151

45,585	Energy Transfer, LP	449,468

49,370	Enterprise Products Partners, LP	1,114,281

7,238	EP Energy Corp.&#	716,562

7,002	Gulfport Energy Operating Corp.#	478,237

59,960	Lonestar Resources US, Inc.&#	590,606

13,895	Magellan Midstream Partners, LP~	647,507

2,398	Oasis Petroleum, Inc.^	219,921

7,475	Schlumberger, NV	215,504

16,148	Superior Energy Services, Inc.#	629,772

23,215	Targa Resources Corp.	977,584

16,409	Weatherford International, PLC^#	286,173

3,748	Whiting Petroleum Corp.#	175,781

NUMBER OF SHARES		VALUE

9,185	Williams Companies, Inc.^	$ 230,084

		8,285,753

	Industrials (0.0%)

175,361	McDermott International, Inc.#	58,045

	TOTAL COMMON STOCKS (Cost $11,773,021)	8,641,535

WARRANTS (0.0%) #

	Energy (0.0%)

3,544	Chesapeake Energy Corp. 02/09/26, Strike $32.13	88,600

3,190	Chesapeake Energy Corp. 02/09/26, Strike $27.63	91,330

1,969	Chesapeake Energy Corp.^ 02/09/26, Strike $36.18	42,452

5,271	Denbury, Inc. 09/18/25, Strike $32.59	175,155

1,922	Denbury, Inc. 09/18/23, Strike $35.41	57,564

52,447	Mcdermott International, Ltd. 06/30/27, Strike $15.98	5

47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

	TOTAL WARRANTS (Cost $1,158,966)	455,111

PREFERRED STOCKS (0.6%)

	Communication Services (0.1%)

45,340	United States Cellular Corp.^ 6.250%, 09/01/69	1,259,545

	Consumer Discretionary (0.1%)

6,662	Guitar Center, Inc.	756,970

5,036	Qurate Retail, Inc. 8.000%, 03/15/31	546,305

		1,303,275

	Energy (0.4%)

67,620	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,575,546

40,095	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,009,993

47,000	NuStar Logistics, LP^‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,187,690

		3,773,229

	TOTAL PREFERRED STOCKS (Cost $6,395,291)	6,336,049

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.2%) #

	Communication Services (0.2%)

	Sea, Ltd.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

545 15,050,720	Put, 01/21/22, Strike $260.00	$1,381,575

545 15,050,720	Put, 01/21/22, Strike $200.00	367,875

2,550 18,977,100	Snap, Inc. Put, 01/21/22, Strike $55.00	675,750

		2,425,200

	Consumer Discretionary (0.7%)

770 52,914,400	Tesla, Inc. Put, 01/21/22, Strike $700.00	8,158,150

	Information Technology (0.1%)

1,500 11,637,000	Micron Technology, Inc. Call, 01/21/22, Strike $85.00	738,750

	Other (0.2%)

1,500 54,685,500	Invesco QQQ Trust Series Put, 01/21/22, Strike $325.00	1,482,750

1,300 57,006,300	SPDR S&P 500 ETF Trust Put, 01/21/22, Strike $400.00	1,459,250

		2,942,000

	TOTAL PURCHASED OPTIONS (Cost $21,847,859)	14,264,100

TOTAL INVESTMENTS (144.3%) (Cost $1,431,228,280)		1,683,796,196

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.4%)		(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.9%)		(407,469,594)

NET ASSETS (100.0%)		$1,166,326,602

WRITTEN OPTIONS (-0.1%) #

	Communication Services (-0.1%)

545 15,050,720	Sea, Ltd. Call, 01/21/22, Strike $320.00	(1,010,975)

	Consumer Discretionary (0.0%)

385 26,457,200	Tesla, Inc. Call, 01/21/22, Strike $1,500.00	(138,600)

	TOTAL WRITTEN OPTIONS (Premium $4,707,685)	(1,149,575)

NOTES TO SCHEDULE OF INVESTMENTS

*      Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $224,701,677.

^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.

& Illiquid security.
‡ Variable rate security. The rate shown is the rate in effect at July 31, 2021.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $27,306,164.
# Non-income producing security.
¡ Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!      This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡ Perpetual maturity.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows*:

Cost basis of investments	$1,426,520,595

Gross unrealized appreciation	286,407,793
Gross unrealized depreciation	(30,281,767)

Net unrealized appreciation (depreciation)	$256,126,026

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations. .

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.